Derivatives, Derivatives in Fair Value and Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Line Items Presented in the Consolidated Statement of Income [Abstract]
Investment securities	$ 10,664	$ 9,248	$ 8,937
Loans	41,388	39,505	36,575
Mortgages held for sale	786	784	785
Deposits	(3,013)	(1,395)	(963)
Long-term debt	(5,157)	(3,830)	(2,592)
Other	1,603	1,289	464
Total amounts of line items presented in the consolidated statement of income	46,271	45,601	43,206
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	543	1,029	1,089
Derivatives (Textual) [Abstract]
Deferred net gains on derivatives in other comprehensive income	$ (90)
Maximum length of time hedged in cash flow hedge	4 years
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	$ (3)	(13)	(7)
Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	880	1,338	1,420
Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	543	1,029	1,089
Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	847	1,304	1,160
Recognized on derivatives	(979)	(2,175)	300
Recognized on hedged items	917	2,157	(248)
Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	543	1,029	1,089
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		(1)	1
Net income (expense) recognized on cash flow hedges	543	1,028	1,090
Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	(196)	40	182
Recognized on derivatives	2,901	(274)	(2,117)
Recognized on hedged items	(2,610)	286	2,143
Investment securities [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(547)	(573)	(782)
Investment securities [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	(469)	(582)	(782)
Recognized on derivatives	(43)	0	0
Recognized on hedged items	(52)	0	0
Investment securities [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0	3
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		0	0
Net income (expense) recognized on cash flow hedges	0	0	3
Investment securities [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	14	9	0
Recognized on derivatives	13	0	0
Recognized on hedged items	(10)	0	0
Loans [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(1)	0	0
Loans [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	(1)	0	0
Recognized on derivatives	1	0	0
Recognized on hedged items	(1)	0	0
Loans [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	551	1,043	1,103
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		0	0
Net income (expense) recognized on cash flow hedges	551	1,043	1,103
Loans [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Mortgage loans held for sale [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	(14)	(6)	(13)
Mortgage loans held for sale [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	(5)	(6)	(13)
Recognized on derivatives	(5)	0	0
Recognized on hedged items	(4)	0	0
Mortgage loans held for sale [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0	0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		0	0
Net income (expense) recognized on cash flow hedges	0	0	0
Mortgage loans held for sale [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Deposits [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	52	62	69
Deposits [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	36	62	69
Recognized on derivatives	(20)	0	0
Recognized on hedged items	36	0	0
Deposits [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0	0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		0	0
Net income (expense) recognized on cash flow hedges	0	0	0
Deposits [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Long-term debt [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	1,127	1,861	2,068
Long-term debt [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	1,286	1,830	1,886
Recognized on derivatives	(912)	0	0
Recognized on hedged items	938	0	0
Long-term debt [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	(8)	(14)	(17)
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		0	0
Net income (expense) recognized on cash flow hedges	(8)	(14)	(17)
Long-term debt [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	(210)	31	182
Recognized on derivatives	(230)	0	0
Recognized on hedged items	255	0	0
Other noninterest income [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Net income (expense) recognized on fair value hedges	263	(6)	78
Other noninterest income [Member] | Interest contracts [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	0	0	0
Recognized on derivatives	0	(2,175)	300
Recognized on hedged items	0	2,157	(248)
Other noninterest income [Member] | Interest contracts [Member] | Cash Flow Hedging [Member]
Gains (losses) on cash flow hedging relationships
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income	0	0	0
Gains (losses) (pre tax) recognized in income for hedge ineffectiveness		(1)	1
Net income (expense) recognized on cash flow hedges	0	(1)	1
Other noninterest income [Member] | Foreign exchange contract [Member] | Fair Value Hedging [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	0	0	0
Recognized on derivatives	3,118	(274)	(2,117)
Recognized on hedged items	(2,855)	286	2,143
Off market premium amortization [Member]
Gains (losses) on fair value hedging relationships
Amounts related to interest accruals on derivatives	$ (143)	$ (104)	$ (106)